Organization and Principal Activities (Details)	12 Months Ended
Dec. 31, 2019
China Drtv [Member]
Organization And Principal Activities [Line Items]
Percentage of ownership	100.00%
Date of incorporation	Mar. 04, 2004
Place of incorporation	BVI
Smooth Profit Limited [Member]
Organization And Principal Activities [Line Items]
Percentage of ownership	100.00%
Date of incorporation	Sep. 18, 2007
Place of incorporation	BVI
Mk And T Communications Limited [Member]
Organization And Principal Activities [Line Items]
Percentage of ownership	100.00%
Date of incorporation	Oct. 27, 1998
Place of incorporation	Hong Kong
Shanghai Acorn Advertising Broadcasting Co Ltd [Member]
Organization And Principal Activities [Line Items]
Percentage of ownership	100.00%
Date of incorporation	Aug. 19, 2004
Place of incorporation	PRC
Acorn International Electronic Technology Shanghai Co Ltd [Member]
Organization And Principal Activities [Line Items]
Percentage of ownership	100.00%
Date of incorporation	Aug. 23, 2004
Place of incorporation	PRC
Acorn Information Technology Shanghai Co Ltd [Member]
Organization And Principal Activities [Line Items]
Percentage of ownership	100.00%
Date of incorporation	Aug. 27, 2004
Place of incorporation	PRC
Beijing Acorn Youngleda Oxygen Generating Co Ltd [Member]
Organization And Principal Activities [Line Items]
Percentage of ownership	100.00%
Date of incorporation	Oct. 20, 2004
Place of incorporation	PRC
Yiyang Yukang Communication Equipment Co Ltd [Member]
Organization And Principal Activities [Line Items]
Percentage of ownership	100.00%
Date of incorporation	Nov. 29, 2005
Place of incorporation	PRC
Zhongshan Meijin Digital Technology Co Ltd [Member]
Organization And Principal Activities [Line Items]
Percentage of ownership	75.00%
Date of incorporation	Feb. 13, 2007
Place of incorporation	PRC
Wuxi Acorn Enterprise Management Consulting Co Ltd [Member]
Organization And Principal Activities [Line Items]
Percentage of ownership	100.00%
Date of incorporation	Jan. 29, 2010
Place of incorporation	PRC
Acorn Media Group Limited Acorn Media [Member]
Organization And Principal Activities [Line Items]
Percentage of ownership	100.00%
Date of incorporation	Jun. 01, 2018
Place of incorporation	BVI
Acorn Trade Shanghai Co Ltd [Member]
Organization And Principal Activities [Line Items]
Percentage of ownership	100.00%
Date of incorporation	Dec. 13, 2007
Place of incorporation	PRC